Supplementary cash flow information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-cash financing activities
Recognition of Super senior loan and related fees	$ 141.5	$ 0.0	$ 0.0
Reclassification of prepaid advisory fees	19.8	$ 0.0	$ 0.0
Unpaid interest converted to debt	87.0
Commitment fee converted to debt	40.0
Exit fee converted to debt	13.3
Compounded interest converted to debt	$ 1.2